Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
Note 6 – Related Party Transactions
Founder Shares
In July 2020,
Sponsor
, and our
officers
and directors (
collectively
, the “Founders”) purchased an aggregate of 4,312,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. In August 2020, certain of our initial stockholders forfeited 1,355,000 Founder Shares and the Anchor Investors purchased 1,355,000 Founder Shares for an aggregate purchase price of approximately $7,855, or approximately $0.006 per share. In October 2020, Sponsor forfeited an aggregate of 562,500 founder shares for no consideration, and GW Sponsor 2, LLC, an entity managed by Management, purchased from the Company 562,500 shares for a purchase price of $163,125. The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering). On November 17, 2020, the
underwriters
canceled the remainder of the Over-Allotment Option. In connection with the cancellation of the remainder of the Over-Allotment Option, the Company cancelled an aggregate of 62,500 shares of common stock issued to Sponsor.

Of the Founder Shares, several of the Founders were holding an aggregate of 750,000 shares
which they had agreed to contribute to a
not-for-profit
organization that is mutually acceptable to them and the Company’s board of directors within six months after the Public Offering or such shares will be forfeited and cancelled. In February 2021, all of the 750,000 shares were transferred to not-for-profit
organizations that were approved by the board of directors.
The Founders (including the
not-for-profit
transferees) and Anchor Investor have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of (1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any
20
trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Promissory Note — Related Party
In addition, in order to finance transaction costs in connection with a Business Combination, Sponsor and its designees may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $10.00 per Private Unit. The Private Units would be identical to the Private Units issued in the Private Placement. At March 31, 2021, no Working Capital Loans have been issued.
Administrative Support Agreement
The Company has agreed, commencing on the effective date of the Public Offering through the earlier of the Company’s consummation of a Business Combination and the liquidation of the Trust Account, to pay an affiliate of one of the Company’s executive officers $10,000 per month for office space, utilities and secretarial and administrative support.

Note 5 – Related Party Transactions
Founder Shares
In July 2020, Sponsor, and our officers and directors (collectively, the “Founders”) purchased an aggregate of 4,312,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. In August 2020, certain of our initial stockholders forfeited 1,355,000 Founder Shares and the Anchor Investors purchased 1,355,000 Founder Shares for an aggregate purchase price of approximately $7,855, or approximately $0.006 per share. In October 2020, Sponsor forfeited an aggregate of 562,500 founder shares for no consideration, and GW Sponsor 2, LLC, an entity managed by Management, purchased from the Company 562,500 shares for a purchase price of $163,125. The Founder Shares include an aggregate of up to 562,500 shares subject to forfeiture by Sponsor to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Founders and Anchor Investors will collectively own 20% of the Company’s issued and outstanding shares after the Public Offering (assuming the Founders or Anchor Investors do not purchase any Public Shares in the Public Offering). On November 17, 2020, the underwriters canceled the remainder of the Over-Allotment Option. In connection with the cancellation of the remainder of the Over-Allotment Option, the Company cancelled an aggregate of 62,500 shares of common stock issued to Sponsor.
Of the Founder Shares, several of the Founders are holding an aggregate of 750,000 shares which they have agreed to contribute to a not-for-profit
organization that is mutually acceptable to them and the Company’s board of directors within six months after the Public Offering or such shares will be forfeited and cancelled.
The Founders and Anchor Investor have agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier of earlier of (1) one year after the completion of the Business Combination and (2) the date on which the Company consummates a liquidation, merger, capital stock exchange, reorganization, or other similar transaction after the Business Combination that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of our common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note — Related Party
On June 30, 2020, the Company issued an unsecured promissory note to IBS Holding Corporation (the “Promissory Note”), an affiliate of the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $432,500. The Promissory Note was non-interest bearing
and was payable on the earlier of (i) the consummation of the Public Offering or (ii) the date on which the Company determined not to proceed with the Public Offering. On October 22, 2020, the Company repaid the outstanding borrowings under the Promissory Note amounting to $135,000 from the proceeds of the IPO not being placed in the Trust Account. As of December 31, 2020, the Company had no drawn downs under the promissory note.
Related Party Loans
In addition, in order to finance transaction costs in connection with a Business Combination, Sponsor and its designees may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into Private Units of the post Business Combination entity at a price of $10.00 per Private Unit. The Private Units would be identical to the Private Units issued in the Private Placement. At December 31, 2020, were no Working Capital Loans outstanding.
Administrative Support Agreement
The Company has agreed, commencing on the effective date of the Public Offering through the earlier of the Company’s consummation of a Business Combination and the liquidation of the Trust Account, to pay an affiliate of one of the Company’s executive officers $10,000 per month for office space, utilities and secretarial and administrative support.